Leases - Schedule of Maturities of Financing Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Maturities of Financing Lease Liabilities [Abstract]
2027	$ 3,801,801
2028	3,753,139
2029	4,182,754
Total future minimum lease payments	11,737,694
Less: imputed interest	1,244,939
Present value of lease liabilities	$ 10,492,755	$ 14,015,700